(LOSS) INCOME PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(LOSS) INCOME PER SHARE
Anti-dilutive securities excluded from computation of diluted loss per share	520,698,343	271,620,613	366,148,968